Basic and Diluted Net Loss Per Ordinary Share (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Basic and Diluted Net Loss Per Ordinary Share [Abstract]
Potential dilution share	487,798,059	322,195,110